Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Contractual Obligations [line items]
Other non-current liabilities		kr 996.0	kr 755.0
Trade payables		30,173.0	27,768.0
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	44,200.0	53,600.0
Lease obligations	[2]	8,600.0	8,600.0
Other non-current liabilities		1,000.0	700.0
Purchase obligations	[3]	22,100.0	19,300.0
Trade payables		30,200.0	27,800.0
Commitments for customer ﬁnance	[4]	47.7	37.0
Derivatives liabilities	[4]	3,300.0	1,800.0
Total		157,100.0	148,800.0
Contractual obligations [member] | 2024 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	6,800.0	18,300.0
Lease obligations	[2]	2,500.0	2,600.0
Other non-current liabilities		0.0	0.0
Purchase obligations	[3]	18,700.0	18,400.0
Trade payables		30,200.0	27,800.0
Commitments for customer ﬁnance	[4]	28.8	27.3
Derivatives liabilities	[4]	1,400.0	1,300.0
Total		88,400.0	95,700.0
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	10,900.0	4,900.0
Lease obligations	[2]	3,300.0	3,600.0
Other non-current liabilities		100.0	100.0
Purchase obligations	[3]	2,700.0	700.0
Trade payables		0.0	0.0
Commitments for customer ﬁnance	[4]	18.9	5.7
Derivatives liabilities	[4]	1,800.0	200.0
Total		37,700.0	15,200.0
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	16,300.0	18,400.0
Lease obligations	[2]	1,600.0	1,300.0
Other non-current liabilities		800.0	600.0
Purchase obligations	[3]	700.0	200.0
Trade payables		0.0	0.0
Commitments for customer ﬁnance	[4]	0.0	4.0
Derivatives liabilities	[4]	100.0	300.0
Total		19,500.0	24,800.0
Contractual obligations [member] | 2029 and later [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	10,200.0	12,000.0
Lease obligations	[2]	1,200.0	1,100.0
Other non-current liabilities		100.0	0.0
Purchase obligations	[3]	0.0	0.0
Trade payables		0.0	0.0
Commitments for customer ﬁnance	[4]	0.0	0.0
Derivatives liabilities	[4]	0.0	0.0
Total		kr 11,500.0	kr 13,100.0

[1]	Current and non-current debt, including interest commitments.
[2]	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
[3]	The amounts of purchase obligations are gross, before deduction of any related provisions.
[4]	See also note F1 “Financial risk management.”